20. Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2018
Regulatory Capital Requirements [Abstract]
Note 20. Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Additional prompt corrective action capital requirements are applicable to banks, but not to bank holding companies.

Under current banking rules governing required regulatory capital, the Company and the Bank are required to maintain minimum amounts and ratios (set forth in the table on the following page) of Common equity tier 1, Tier 1 and Total capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). The Company’s non-cumulative Series A preferred stock ($2.0 million liquidation preference in 2018 and $2.5 million in 2017) is includable without limitation in its Common equity tier 1 and Tier 1 capital. The Company is allowed to include in Common equity tier 1 and Tier 1 capital an amount of trust preferred securities equal to no more than 25% of the sum of all core capital elements, which is generally defined as shareholders’ equity, less certain intangibles, including goodwill and the core deposit intangible, net of any related deferred income tax liability, with the balance includable in Tier 2 capital. Management believes that, as of December 31, 2018, the Company and the Bank met all capital adequacy requirements to which they are currently subject.

Beginning in 2016, an additional capital conservation buffer was added to the minimum requirements for capital adequacy purposes, subject to a three year phase-in period. The capital conservation buffer was fully phased-in on January 1, 2019 at 2.5% of risk-weighted assets. A banking organization with a conservation buffer of less than 2.5% (or the required phase-in amount in years prior to 2019) is subject to limitations on capital distributions, including dividend payments and certain discretionary bonus payments to executive officers. The Company’s and the Bank’s capital conservation buffer was 6.08% and 5.97%, respectively, at December 31, 2018 compared to 5.93% and 5.82%, respectively, at December 31, 2017. As of December 31, 2018, both the Company and the Bank exceeded the required capital conservation buffer of 1.875% of risk-weighted assets as well as the fully phased-in capital conservation buffer of 2.50% that became effective on January 1, 2019.

As of December 31, 2018, the Bank was considered well capitalized under the regulatory capital framework for Prompt Corrective Action and the Company exceeded applicable consolidated regulatory guidelines for capital adequacy.

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions(1):
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2018

Common equity tier 1 capital
(to risk-weighted assets)
Company	$64,564	12.94%	$22,446	4.50%	N/A	N/A
Bank	$63,960	12.84%	$22,419	4.50%	$32,384	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$64,564	12.94%	$29,928	6.00%	N/A	N/A
Bank	$63,960	12.84%	$29,893	6.00%	$39,857	8.00%

Total capital (to risk-weighted assets)
Company	$70,210	14.08%	$39,904	8.00%	N/A	N/A
Bank	$69,606	13.97%	$39,857	8.00%	$49,821	10.00%

Tier 1 capital (to average assets)
Company	$64,564	9.26%	$27,890	4.00%	N/A	N/A
Bank	$63,960	9.18%	$27,867	4.00%	$34,834	5.00%

December 31, 2017:

Common equity tier 1 capital
(to risk-weighted assets)
Company	$59,523	12.75%	$21,003	4.50%	N/A	N/A
Bank	$58,920	12.64%	$20,972	4.50%	$30,293	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$59,523	12.75%	$28,004	6.00%	N/A	N/A
Bank	$58,920	12.64%	$27,963	6.00%	$37,284	8.00%

Total capital (to risk-weighted assets)
Company	$65,005	13.93%	$37,338	8.00%	N/A	N/A
Bank	$64,401	13.82%	$37,284	8.00%	$46,605	10.00%

Tier 1 capital (to average assets)
Company	$59,523	9.05%	$26,304	4.00%	N/A	N/A
Bank	$58,920	8.97%	$26,279	4.00%	$32,849	5.00%

(1) Applicable to banks, but not bank holding companies.

The Company's ability to pay dividends to its shareholders is largely dependent on the Bank's ability to pay dividends to the Company. The Bank is restricted by law as to the amount of dividends that can be paid. Dividends declared by national banks that exceed net income for the current and preceding two years must be approved by the Bank’s primary banking regulator, the Office of the Comptroller of the Currency. Regardless of formal regulatory restrictions, the Bank may not pay dividends that would result in its capital levels being reduced below the minimum requirements shown above.